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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                        New York, NY          10/27/10
-------------------------------------   -----------------   --------------------
[Signature]                               [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:     230456
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

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GME Capital LLC
FORM 13F

30-Sep-10

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
         Name of Issuer        Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3D SYSTEMS CORP                COM            88554D205     5581  355260 SH       Defined           355260
ACCELR8 TECHNOLOGY CORP        COM            004304200       51   50900 SH       Defined            50900
ALLERGAN INC                   COM            018490102     3646   54800 SH       Defined            54800
AMERICAN VANGUARD CORP         COM            030371108     1653  267454 SH       Defined           267454
ANALOG DEVICES INC             COM            032654105    10300  328223 SH       Defined           328223
ANNALY CAPITAL MANAGEMENT, INC COM            035710409      211   12000 SH       Defined            12000
APPLE INC                      COM            037833100     4540   16000 SH       Defined            16000
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER 096627104     4532  138800 SH       Defined           138800
BRIGHAM EXPLORATION CO         COM            109178103      188   10000 SH       Defined            10000
CAMAC ENERGY, INC              COM            131745101      638  200000 SH       Defined           200000
CELGENE CORP                   COM            151020104    49349  856607 SH       Defined           856607
CENTRAL FUND OF CANADA LTD     CL A           153501101     6395  385000 SH       Defined           385000
CONTINENTAL RESOURCES INC      COM            212015101    11896  256600 SH       Defined           256600
ELAN CORP PLC  ADR             ADR            284131208     9221 1603725 SH       Defined          1603725
ENERGY FOCUS INC               COM            29268T102      390  258550 SH       Defined           258550
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN 29273R109     5649  117000 SH       Defined           117000
EQT CORPORATION                COM            26884L109     6036  167400 SH       Defined           167400
GAFISA SA  ADR                 SPONS ADR      362607301     3098  200000 SH       Defined           200000
GOLDCORP INC                   COM            380956409    10858  249500 SH       Defined           249500
GTX INC                        COM            40052B108       69   20000 SH       Defined            20000
HCP, INC                       COM            40414L109      230    6400 SH       Defined             6400
HEALTH GRADES, INC             COM            42218Q102     2143  261600 SH       Defined           261600
INTERNATIONAL BUSINESS MACHINE COM            459200101    10329   77000 SH       Defined            77000
ISHARES SILVER TRUST           ISHARES        46428Q109     1066   50000 SH       Defined            50000
KOPIN CORP.                    COM            500600101       62   17568 SH       Defined            17568
MARKWEST ENERGY PARTNERS LP    UNIT LTD PARTN 570759100     1602   44600 SH       Defined            44600
MEDTRONIC INC                  COM            585055106     3358  100000 SH       Defined           100000
METABOLIX INC                  COM            591018809     5814  462185 SH       Defined           462185
MFA FINANCIAL, INC             COM            55272X102      305   40000 SH       Defined            40000
NEWMONT MINING CORPORATION     COM            651639106     3922   62450 SH       Defined            62450
ORITANI FINANCIAL CORP         COM            68633D103      106   10650 SH       Defined            10650
PFIZER INC.                    COM            717081103     4911  286000 SH       Defined           286000
POTLATCH CORP                  COM            737630103     3400  100000 SH       Defined           100000
QUIDEL CORP                    COM            74838J101     5492  499700 SH       Defined           499700
RENTRAK CORP                   COM            760174102     3670  145236 SH       Defined           145236
SOUTHWESTERN ENERGY CO         COM            845467109    17039  509550 SH       Defined           509550
STERICYCLE INC                 COM            858912108     9951  143216 SH       Defined           143216
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209      538   10200 SH       Defined            10200
THERMO FISHER SCIENTIFIC INC   COM            883556102     6832  142700 SH       Defined           142700
UNIVERSAL HEALTH RLTY INCOME T SH BEN INT     91359E105     1104   32083 SH       Defined            32083
VERTEX PHARMACEUTICALS INC     COM            92532F100     1760   50900 SH       Defined            50900
VIRNETX HOLDING CORP           COM            92823T108     4551  310000 SH       Defined           310000
ZIX CORPORATION                COM            98974P100     3241 1141197 SH       Defined          1141197
CURRENCYSHARES AUSTRALIAN DOLL AUSTRALIAN DLR 23129U101      485    5000 SH       Defined             5000
CURRENCYSHARES CANADIAN DOLLAR CDN DLR SHS    23129X105      483    5000 SH       Defined             5000
METABOLIX INC (RESTRICTED)     COM            591018809     3761  298935 SH       Defined           298935
REPORT SUMMARY                 46        DATA RECORDS     230456             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED